Segment information: (Tables)	12 Months Ended
Dec. 31, 2025
Segment information:
Schedule of information of operating segments

Year ended on											Holding &				Consolidation
December 31, 2023	Cancún		Aerostar (*)		Airplan (**)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	8,167,803	Ps.	2,029,890	Ps.	1,945,637	Ps.	1,066,368	Ps.	404,370		—	Ps.	1,609,028		—	Ps.	15,223,096
Non-aeronautical revenue		6,373,826		1,729,919		659,237		232,536		73,876	Ps.	980,145		226,521	Ps.	(980,145)		9,295,915
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906		—		1,302,633
Cost of aeronautical and non-aeronautical services		(4,248,298)		(1,482,310)		(1,151,396)		(446,190)		(168,342)		264,181		(634,919)		980,145		(6,887,129)
Cost of construction services		(415,669)		(414,520)		(14,539)		(64,610)		(76,389)		—		(316,906)		—		(1,302,633)
Operating profit		9,610,292		1,629,778		1,084,377		763,302		263,965		925,105		966,706		—		15,243,525
Non-current assets		22,273,489		16,392,510		2,943,119		3,579,162		1,271,556		44,513,606		6,251,131		(45,615,346)		51,609,227
Total assets		31,363,171		19,668,032		5,968,440		4,308,637		1,555,737		45,017,265		8,076,488		(45,615,346)		70,342,424
Total liabilities		5,029,334		10,424,993		2,727,965		100,176		107,358		121,335		240,065				18,751,226
Improvements to assets under concession and acquisition of furniture and equipment in the period		477,361		465,166		14,297		68,567		69,768		—		275,841		—		1,371,000
Amortization and depreciation		(683,039)		(647,721)		(369,101)		(89,412)		(45,939)		(21)		(233,924)		—		(2,069,157)
Revenue recognized At point in time:
Aeronautical revenue		7,149,065		1,428,789		1,890,175		997,651		376,675		—		1,491,404		—		13,333,759
Non-aeronautical revenue		1,172,595		396,724				—		—		—		—		—		1,569,319
Total	Ps.	8,321,660	Ps.	1,825,513	Ps.	1,890,175	Ps.	997,651	Ps.	376,675	Ps.	—	Ps.	1,491,404	Ps.	—	Ps.	14,903,078
Over a period time:
Aeronautical revenue		1,018,738		601,101		55,462		68,717		27,695		—		117,624		—		1,889,337
Non-aeronautical revenue		5,201,231		1,333,195		659,237		232,536		73,876		980,145		226,521		(980,145)		7,726,596
Revenue for construction services		415,669		414,520		14,539		64,610		76,389		—		316,906		—		1,302,633
Total	Ps.	6,635,638	Ps.	2,348,816	Ps.	729,238	Ps.	365,863	Ps.	177,960	Ps.	980,145	Ps.	661,051	Ps.	(980,145)	Ps.	10,918,566

(*)       Subsidiary located in Puerto Rico.

(**)     Subsidiary located in Colombia.

Year ended on											Holding &				Consolidation
December 31, 2024	Cancún		Aerostar (*)		Airplan (**)		Mérida			Villahermosa	Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	10,414,204	Ps.	2,208,073	Ps.	2,465,434	Ps.	1,122,018	Ps.	462,282		—	Ps.	1,917,150		—	Ps.	18,589,161
Non-aeronautical revenue		6,424,750		1,981,707		857,301		268,600		85,396	Ps.	1,157,048		277,573	Ps.	(1,157,048)		9,895,327
Revenue for construction services		1,488,898		626,195		25,387		177,339		88,466		—		442,014		—		2,848,299
Cost of aeronautical and non-aeronautical services		(4,958,839)		(1,932,670)		(1,363,220)		(517,221)		(202,602)		269,525		(774,081)		1,157,048		(8,322,060)
Cost of construction services		(1,488,898)		(626,195)		(25,387)		(177,339)		(88,466)		—		(442,014)		—		(2,848,299)
Operating profit		11,157,227		1,528,467		1,540,947		728,867		293,650		1,106,922		1,163,726		—		17,519,806
Non-current assets		24,122,818		20,215,783		3,228,074		3,660,686		1,321,282		53,428,740		6,696,067		(54,692,709)		57,980,741
Total assets		38,646,834		23,562,476		6,792,163		4,328,447		1,657,410		54,291,248		9,050,883		(54,692,709)		83,636,752
Total liabilities		6,999,215		12,434,805		2,165,623		27,997		95,270		123,514		177,703				22,024,127
Improvements to assets under concession and acquisition of furniture and equipment in the period		2,644,300		707,709		25,751		213,364		100,603		—		702,735		—		4,394,462
Amortization and depreciation		(722,888)		(728,643)		(418,568)		(144,530)		(51,426)		(13)		(256,916)		—		(2,322,984)
Revenue recognized
At point in time:
Aeronautical revenue		9,145,275		1,445,579		2,399,113		1,029,896		423,299		—		1,758,279		—		16,201,441
Non-aeronautical revenue		1,123,689		429,694		—		—		—		—		—		—		1,553,383
Total	Ps.	10,268,964	Ps.	1,875,273	Ps.	2,399,113	Ps.	1,029,896	Ps.	423,299	Ps.	—	Ps.	1,758,279	Ps.	—	Ps.	17,754,824
Over a period time:
Aeronautical revenue		1,268,929		762,494		66,321		92,122		38,983		—		158,871		—		2,387,720
Non-aeronautical revenue		5,301,061		1,552,013		857,301		268,600		85,396		1,157,048		277,573		(1,157,048)		8,341,944
Revenue for construction services		1,488,898		626,195		25,387		177,339		88,466		—		442,014		—		2,848,299
Total	Ps.	8,058,888	Ps.	2,940,702	Ps.	949,009	Ps.	538,061	Ps.	212,845	Ps.	1,157,048	Ps.	878,458	Ps.	(1,157,048)	Ps.	13,577,963

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

Year ended on							ASUR						Holding &				Consolidation
December 31, 2025	Cancún		Aerostar (*)		Airplan (**)		Airports (***)		Mérida		Villahermosa		Services		Other		adjustments		Total
Revenue from contracts with clients:
Aeronautical revenue	Ps.	10,544,808	Ps.	2,371,524	Ps.	2,743,088		—	Ps.	1,230,316	Ps.	468,345		—	Ps.	2,029,779		—	Ps.	19,387,860
Non-aeronautical revenue		6,344,934		2,283,952		1,061,486	Ps.	133,143		291,639		83,079	Ps.	1,148,746		301,030	Ps.	(1,148,746)		10,499,263
Revenue for construction services		4,847,755		769,893		19,284		—		192,466		147,291		—		1,373,619		—		7,350,308
Cost of aeronautical and non-aeronautical services (***)		(4,814,951)		(2,260,547)		(1,574,580)		(137,691)		(552,881)		(210,262)		(49,466)		(834,743)		1,148,746		(9,286,375)
Cost of construction services		(4,847,755)		(769,893)		(19,284)		—		(192,466)		(147,291)		—		(1,373,619)		—		(7,350,308)
Operating profit		10,973,948		1,620,787		997,245		(4,548)		813,138		286,261		1,086,446		1,220,608		—		16,993,885
Non-current assets		26,865,015		17,596,710		1,708,367		13,377,481		3,707,893		1,446,857		39,142,439		7,979,199		(40,455,887)		71,368,074
Total assets		36,044,519		20,417,313		3,787,621		14,277,714		4,191,985		1,723,935		39,610,905		9,647,756		(40,455,887)		89,245,861
Total liabilities		21,330,210		10,703,705		1,554,262		8,569,728		76,563		110,226		167,307		327,494				42,839,495
Improvements to assets under concession and acquisition of furniture and equipment in the period		4,979,595		856,102		23,901		2,385		191,773		181,147		—		1,572,949		—		7,807,852
Amortization and depreciation		(767,618)		(774,142)		(1,232,755)		—		(155,936)		(54,901)		(6)		(275,458)		—		(3,260,815)
Revenue recognized
At point in time:
Aeronautical revenue		9,318,916		1,492,797		2,721,817		—		1,129,569		428,563		—		1,870,059		—		16,961,721
Non-aeronautical revenue		1,155,654		492,680		—		—		—		—		—		—		—		1,648,334
Total	Ps.	10,474,570	Ps.	1,985,477	Ps.	2,721,817	Ps.	—	Ps.	1,129,569	Ps.	428,563	Ps.	—	Ps.	1,870,059	Ps.	—	Ps.	18,610,055
Over a period time:
Aeronautical revenue		1,225,891		878,727		21,271		—		100,747		39,782		—		159,721		—		2,426,139
Non-aeronautical revenue		5,189,280		1,791,272		1,061,486		133,143		291,639		83,079		1,148,747		301,030		(1,148,747)		8,850,929
Revenue for construction service		4,847,755		769,893		19,284		—		192,466		147,291		—		1,373,619		—		7,350,308
Total	Ps.	11,262,926	Ps.	3,439,892	Ps.	1,102,041	Ps.	133,143	Ps.	584,852	Ps.	270,152	Ps.	1,148,747	Ps.	1,834,370	Ps.	(1,148,747)	Ps.	18,627,376

(*)    Subsidiary located in Puerto Rico.

(**)  Subsidiary located in Colombia.

(***)Subsidiary located in United States of America